LEASES - Schedule of Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities	$ 3,003		$ 3,003		$ 3,175
Additions			43
Interest Expense – Lease Liabilities (Note 13)	44	$ 43	134	$ 126
Lease Payments			(406)
Divestitures (Note 8)			(3)
Modifications			28
Exchange Rate Movements and Other			32
Lease Liabilities	388		388		369
Lease Liabilities	$ 2,615		$ 2,615		$ 2,806